Income Taxes (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current:
Federal			$ 944,494
Deferred:
Federal			(261,174)
Income tax provision	$ 944,494	$ 944,494	944,494
Draft Kings Inc
Loss before provision for (benefit from) income taxes:
United States			(142,198,000)	$ (76,122,000)	$ (75,445,000)
Foreign			1,000	7,000	99,000
Loss before provision for (benefit from) income taxes			(142,197,000)	(76,115,000)	(75,346,000)
Current:
Foreign			4,000	86,000	65,000
Total current provision			4,000	86,000	65,000
Deferred:
Federal				9,000	36,000
State			54,000	10,000	109,000
Total deferred provision			54,000	19,000	145,000
Income tax provision			$ 58,000	$ 105,000	$ 210,000